Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended
Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Schedule of impact of the restatement on the balance sheets

The following table sets forth the effects of the restatement on the consolidated balance sheet at September 30, 2022:

	Previously Reported	Adjustment	As Restated
Total Assets	$516,943	$—	$516,943
Liabilities:
Revolving Credit Facility, net	$—	$183,524	$183,524
Total Current Liabilities	$219,476	$183,524	$403,000
Revolving Credit Facility, net	$183,524	$(183,524)	$—
Total Liabilities	$415,524	$—	$415,524
Total Stockholders’ Equity	$101,418	$—	$101,418